Fair Value Measurements - Nonrecurring Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale, measured at fair value	$ 6,801	$ 6,656
Loans and leases, measured at fair value	8,681	10,042
Other assets, measured at fair value	13,873	18,055
Nonrecurring
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Gains (Losses) on loans held-for-sale	(19)	(71)	(24)
Gains (Losses) on loans and leases	(1,132)	(1,104)	(3,116)
Gains (Losses) on Foreclosed Properties	(40)	(39)	(47)
Gains (Losses) on other assets	(6)	(20)	(16)
Nonrecurring | Level 2
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale, measured at fair value	156	2,138
Loans and leases, measured at fair value	5	18
Foreclosed properties, measured at fair value	0	12
Other assets, measured at fair value	13	88
Nonrecurring | Level 3
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale, measured at fair value	30	115
Loans and leases, measured at fair value	4,636	5,240
Foreclosed properties, measured at fair value	1,197	1,258
Other assets, measured at fair value	$ 0	$ 0